Share-Based Compensation - Schedule of Fair Value of Option Granted was Estimated on the Date of Grant Using the Binominal Option- Pricing Model (Details) - Binominal option- pricing model [Member] - ¥ / shares
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate			3.54%
Volatility			102.39%
Dividend yield
Life of options (in years)	10 years	10 years	10 years
Fair value of underlying ordinary shares (in Yuan Renminbi per share)			¥ 54.21
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.02%	3.85%
Volatility	35.92%	50.78%
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	¥ 6.75	¥ 8.84
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.16%	4.49%
Volatility	38.43%	51.43%
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	¥ 7.26	¥ 28.26